Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	34,000,000
Proposed Maximum Offering Price per Unit	23.745
Maximum Aggregate Offering Price	$ 807,330,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 111,492.27
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of common stock, par value $0.01 per share (the "Common Stock") of The Kraft Heinz Company as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of The Kraft Heinz Company Amended and Restated 2020 Omnibus Incentive Plan (the "Plan"). The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Global Select Market on May 22, 2026. (2) The "Amount Registered" represents 34,000,000 shares of Common Stock reserved for issuance under the Plan.